UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-1241

 NAME OF REGISTRANT:                     Eaton Vance Growth Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                N/A

 DATE OF REPORTING PERIOD:               07/01/2009 - 06/30/2010



Eaton Vance Growth Trust

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A

 Eaton Vance-Atlanta Capital Focused Growth Fund (formerly, Eaton Vance-Atlanta Capital Large Cap Growth Fund),
a series of Eaton Vance Growth Trust
(Exact name of registrant as specified in charter)

 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)

 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  9/30
 Date of reporting period: 07/1/2009 through 06/30/2010

 Eaton Vance-Atlanta Capital Focused Growth Fund (formerly, Eaton Vance-Atlanta Capital Large Cap Growth Fund)
(the "Fund") is a feeder fund that invests exclusively in shares of Focused Growth Portfolio (formerly,
Large-Cap Portfolio) (the "Portfolio"), a master fund registered under the Investment Company
 Act of 1940.  The proxy voting record of the Portfolio filed on August 27, 2010 can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 1163473 and its file number is 811-10607.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A

 Eaton Vance-Atlanta Capital SMID-Cap Fund, a series of Eaton Vance Growth Trust
(Exact name of registrant as specified in charter)

 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)

 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  9/30
 Date of reporting period: 07/1/2009 through 06/30/2010

 Eaton Vance-Atlanta Capital SMID-Cap Fund (the "Fund") is a feeder fund that invests exclusively in shares of SMID-Cap Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of
 1940.  The proxy voting record of the Portfolio filed on August 27, 2010 can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 1163472 and its file number is 811-10609.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A


 Eaton Vance Asian Small Companies Fund, a series of Eaton Vance Growth Trust
(Exact name of registrant as specified in charter)

 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)

 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  8/31
 Date of reporting period: 07/1/2009 through 06/30/2010

 Eaton Vance Asian Small Companies Fund (the "Fund") is a feeder fund that invests exclusively in shares of Asian Small Companies Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940.  The proxy voting record of the Portfolio filed on August 27, 2010 can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 1006140 and its file number is 811-7529.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A

 Eaton Vance Global Growth Fund, a series of Eaton Vance Growth Trust
(Exact name of registrant as specified in charter)

 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)

 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  8/31
 Date of reporting period: 07/1/2009 through 06/30/2010

 Eaton Vance Global Growth Fund (the "Fund") is a feeder fund that invests exclusively in shares of Global Growth Portfolio (the "Portfolio"), a master fund registered under the Investment
 Company Act of 1940. The proxy voting record of the Portfolio filed on August 27, 2010 can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's
 CIK number is 946464 and its file number is 811-7303.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A

 Eaton Vance Multi-Cap Growth Fund, a series of Eaton Vance Growth Trust
 (Exact name of registrant as specified in charter)

Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)

 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  8/31
 Date of reporting period: 07/1/2009 through 06/30/2010

 Eaton Vance Multi-Cap Growth Fund (the "Fund") is a feeder fund that invests exclusively in shares of Multi-Cap Growth Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940.  The proxy voting record of the Portfolio filed on August 27, 2010 can be found on the Securities and Exchange Commission's website (www.sec.gov).
 The Portfolio's CIK number is 925461 and its file number is 811-8558.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A

 Eaton Vance Greater China Growth Fund, a series of Eaton Vance Growth Trust
(Exact name of registrant as specified in charter)

 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)

 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end: 8/31
 Date of reporting period:  07/1/2009 through 06/30/2010

 Eaton Vance Greater China Growth Fund (the "Fund") is a feeder fund that invests exclusively in shares of Greater China Growth Portfolio (the "Portfolio"), a master fund registered under the
Investment
 Company Act of 1940.  The proxy voting record of the Portfolio filed on August 27, 2010 can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 892885 and its file number is 811-7264.

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A

 Eaton Vance Worldwide Health Sciences Fund, a series of Eaton Vance Growth Trust
(Exact name of registrant as specified in charter)

 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)

 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end: 8/31
 Date of reporting period: 07/1/2009 through 06/30/2010

 Eaton Vance Worldwide Health Sciences Fund (the "Fund") is a feeder fund that invests exclusively in shares of Worldwide Health Sciences Portfolio (the "Portfolio"), a master fund registered under the
 Investment Company Act of 1940.  The proxy voting record of the Portfolio filed on August 27, 2010 can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 1017967 and its file number is 811-07723.


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Growth Trust
By (Signature)       /s/ Thomas E. Faust Jr.
Name                 Thomas E. Faust Jr.
Title                President
Date                 08/30/2010